UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23355

CPG FOCUSED ACCESS FUND, LLC

(Exact name of registrant as specified in charter)

125 W. 55th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

125 W. 55th Street

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Focused Access Fund, LLC

Financial Statements
(Unaudited)

For the Period Ended October 31, 2022

CPG Focused Access Fund, LLC

Table of Contents
For the Period Ended October 31, 2022 (Unaudited)

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4-5
Statement of Cash Flows	6
Financial Highlights	7-10
Notes to Financial Statements	11-18
Other Information (Unaudited)	19

CPG Focused Access Fund, LLC

Schedule of Investments (Unaudited)
October 31, 2022

Investment Funds — 101.05%^	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date	Liquidity Frequency[1]
Coatue Qualified Partners, L.P.[2,3,4]	11/1/2018	$138,820,000	$143,874,180	13.61%	12/31/2022	Quarterly
Hedge Premier/Millennium International Ltd.[2,3,5,6]	1/1/2019	35,975,818	44,057,932	4.17	3/31/2023	Quarterly
Hedge Premier/Millennium USA LP2,3,4,6	11/1/2018	29,508,216	36,479,835	3.45	3/31/2023	Quarterly
Renaissance Institutional Equities Fund LLC[2,3,4]	11/1/2018	100,252,150	102,186,249	9.67	12/31/2022	Monthly
Schonfeld Strategic Partners Fund LLC, Class B2,3,4,6	3/1/2022	21,000,000	21,064,752	1.99	12/31/2022	Monthly
Schonfeld Strategic Partners Fund LLC, Class E2,3,4,7	3/1/2022	63,000,000	63,229,856	5.98	12/31/2022	Monthly
SEG Partners II, LP2,3,4	3/1/2020	199,150,000	200,953,624	19.01	12/31/2022	Quarterly
SoMa Partners LP2,3,4,8	11/1/2018	51,675,537	34,550,980	3.27	12/31/2022	Quarterly
Starboard Value and Opportunity Fund LP2,3,4	11/1/2018	130,227,075	139,261,070	13.17	3/31/2023	Quarterly
Third Point Partners Qualified L.P.2,3,4,9	11/1/2018	139,803,225	138,845,149	13.14	12/31/2022	Quarterly
WMQS Global Equity Active Extension Onshore Fund LP2,3,4	11/1/2018	130,602,150	143,635,104	13.59	11/30/2022	Monthly
Total Investment Funds		$1,040,014,171	$1,068,138,731

Total Investments — 101.05%			$1,068,138,731
Liabilities in excess of other assets — (1.05%)			(11,094,450)
Net Assets — 100%			$1,057,044,281

^	Percentages are based on net assets as of October 31, 2022.

[1]

Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 45 to 90 days. Lock-up periods range from 3 to 12 months. Central Park Advisers, LLC cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

[2]	Restricted security. Total fair value of restricted securities amounts to $1,068,138,731, which represents approximately 101.05% of net assets as of October 31, 2022.

[3]	Non-income producing security.

[4]	Investment fund is domiciled in the United States.

[5]	Investment fund is domiciled in the Cayman Islands.

[6]	Subject to a 1-year soft lock and 15% fund level gate

[7]	Subject to a 15% fund level gate and 8.33% investor-level quarterly withdrawal cap

[8]	Subject to a 25% quarterly investor level gate.

[9]	Subject to a 20% quarterly fund level gate.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Assets and Liabilities (Unaudited)
October 31, 2022

Assets
Investments at fair value (cost $1,040,014,171)	$1,068,138,731
Cash	4,118,120
Prepaid expenses and other assets	26,462
Prepaid Directors’ and Officer fees	1,000
Interest receivable	335
Due from broker	167
Total Assets	1,072,284,815

Liabilities
Payable for shares repurchased	8,106,629
Subscriptions received in advance	4,500,000
Payable to Adviser	1,440,232
Distribution and Servicing fees payable	902,494
Transfer agent fees payable	96,431
Professional fees payable	79,802
Accounting and administration fees payable	53,521
Directors’ and Officer fees	38,718
Accounts payable and other accrued expenses	22,707
Total Liabilities	15,240,534
Net Assets	$1,057,044,281

Composition of Net Assets:
Paid-in capital	$1,084,481,291
Total distributable earnings (loss)	(27,437,010)
Net Assets	$1,057,044,281

Net Assets Attributable to:
Class A Units	$627,688,191
Class F1 Units	103,653,812
Class F2 Units	27,097,407
Class I Units	298,604,871
$1,057,044,281

Units of Limited Liability Company Interests Outstanding (Unlimited Number of Units Authorized):
Class A Units	38,224,540
Class F1 Units	8,922,595
Class F2 Units	2,268,147
Class I Units	13,301,390
62,716,672

Net Asset Value per Unit:
Class A Units*	$16.42
Class F1 Units*	$11.62
Class F2 Units	$11.95
Class I Units	$22.45

*	Class A and Class F1 investors may be charged a sales load up to a maximum of 3.0% on the amount they invest.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Operations (Unaudited)
For the Period Ended October 31, 2022

Investment Income
Income from Investment Funds	$648
Total Investment Income	648

Fund Expenses
Management fees	2,902,672
Distribution and Servicing fees (Class A)	2,346,209
Distribution and Servicing fees (Class F1)	371,811
Accounting and administration fees	330,126
Professional fees	299,462
Transfer agent fees	287,540
Other fees	131,622
Directors’ and Officer fees	89,500
Custody fees	23,648
Total Fund Expenses	6,782,590

Net Investment Loss	(6,781,942)

Net Change in Unrealized Depreciation on Investments
Net change in unrealized depreciation on Investment Funds	(45,053,205)
Net Change in Unrealized Depreciation on Investments	(45,053,205)

Net Decrease in Net Assets Resulting from Operations	$(51,835,147)

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statements of Changes in Net Assets

	Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Changes in Net Assets Resulting from Operations
Net investment loss	$(6,781,942)	$(11,884,668)
Net realized gain on Investment Funds	—	8,032,809
Net change in unrealized depreciation on Investment Funds	(45,053,205)	(50,804,549)
Net Change in Net Assets Resulting from Operations	(51,835,147)	(54,656,408)

Distributions to Investors
Class A Units	—	(17,307,249)
Class F1 Units	—	(3,979,178)
Class F2 Units	—	(1,101,712)
Class I Units	—	(8,461,441)
Net Change in Net Assets from Distributions to Investors	—	(30,849,580)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital subscriptions	51,216,503	321,447,899
Reinvested distributions	—	13,075,396
Capital redemptions	(12,292,096)	(7,532,740)
Net Change in Class A Net Assets	38,924,407	326,990,555

Class F1 Units
Capital subscriptions	27,190	3,846,500
Reinvested distributions	—	3,387,616
Capital redemptions	(3,711,267)	(1,189,999)
Net Change in Class F1 Net Assets	(3,684,077)	6,044,117

Class F2 Units
Capital subscriptions	110,000	1,146,000
Reinvested distributions	—	1,008,058
Capital redemptions	(2,079,028)	(950,000)
Net Changes in Class F2 Net Assets	(1,969,028)	1,204,058

Class I Units
Capital subscriptions	24,193,754	139,268,660
Reinvested distributions	—	6,661,923
Capital withdrawals	(5,814,201)	(3,986,019)
Net Change in Class I Net Assets	18,379,553	141,944,564
Net Change in Net Assets Resulting from Capital Transactions	51,650,855	476,183,294

Total Net Increase (Decrease) in Net Assets	(184,292)	390,677,306

Net Assets
Beginning of year/period	1,057,228,573	666,551,267
End of year/period	$1,057,044,281	$1,057,228,573

CPG Focused Access Fund, LLC

Statements of Changes in Net Assets (Continued)

	Period Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Unit Activity
Class A Units
Capital contributions	3,042,013	17,166,046
Reinvested distributions	—	699,765
Capital withdrawals	(773,655)	(408,962)
Net Change in Class A Units Outstanding	2,268,358	17,456,849

Class F1 Units
Capital contributions	2,255	288,000
Reinvested distributions	—	256,389
Capital withdrawals	(324,801)	(90,043)
Net Change in Class F1 Units Outstanding	(322,546)	454,346

Class F2 Units
Capital contributions	9,077	84,693
Reinvested distributions	—	74,665
Capital withdrawals	(180,376)	(68,962)
Net Change in Class F2 Units Outstanding	(171,299)	90,396

Class I Units
Capital contributions	1,063,659	5,487,457
Reinvested distributions	—	262,596
Capital withdrawals	(265,397)	(161,687)
Net Change in Class I Units Outstanding	798,262	5,588,366

Total Change in Units Outstanding	2,572,775	23,589,957

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period Ended October 31, 2022

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(51,835,147)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized depreciation on Investment Funds	45,053,205
Purchases of Investments Funds	(63,327,300)
Capital distributions received from Investment Funds	10,000,000
(Increase)/Decrease in Assets:
Investments paid in advance	21,250,000
Prepaid Directors’ and Officer fees	43,000
Prepaid expenses and other assets	(18,124)
Interest receivable	(335)
Increase/(Decrease) in Liabilities:
Payable to Adviser	(2,281)
Distribution and Servicing fee payable	(14,962)
Professional fees payable	(68,072)
Transfer agent fees payable	5,624
Line of credit fees payable	(73,205)
Accounting and administration fees payable	(2,788)
Accounts payable and other accrued expenses	(16,625)
Directors’ and Officer fees payable	32,501
Net Cash Used in Operating Activities	(38,974,509)

Cash Flows from Financing Activities
Proceeds from capital subscriptions	56,823,417
Payments for shares repurchased	(22,572,434)
Borrowings from line of credit	5,500,000
Payments for line of credit	(5,500,000)
Net Cash Provided by Financing Activities	34,250,983

Net change in Cash	(4,723,526)
Cash at beginning of period*	8,841,813
Cash at end of period*	$4,118,287

Supplemental disclosure of non-cash activities
Interest expenses paid	$92,934

*

The following table provides a reconciliation of cash and due from broker reported in the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:

	Period Ended October 31, 2022	Year Ended April 30, 2022
Cash	$4,118,120	$8,841,813
Due from broker	167	—
Total cash and due from broker shown in the Statement of Cash Flows	$4,118,287	$8,841,813

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class A Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2022 (Unaudited)		For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$17.25		$18.64	$14.23		$15.00
Activity from investment operations:(1)
Net investment loss	(0.10)		(0.10)	(0.13)		(0.11)
Net realized and unrealized gain/(loss) on investments	(0.73)		(0.66)	4.85		(0.32)
Total from investment operations	(0.83)		(0.76)	4.72		(0.43)

Distributions to investors
From net investment income	0.00		(0.31)	0.00		0.00
From net realized gains	0.00		(0.32)	(0.31)		(0.34)
Total distributions to investors	0.00		(0.63)	(0.31)		(0.34)

Net Asset Value, end of period	$16.42		$17.25	$18.64		$14.23

Net Assets, end of period (in thousands)	$627,688		$620,210	$344,908		$110,749

Ratios/Supplemental Data:
Net investment loss(2)	(1.52	)%(3)	(1.53)%	(1.70)%		(1.83	)%(3)
Net loss excluding line of credit related expenses(2)	(1.53	)%(3)	(1.52)%	(1.70)%		(1.83	)%(3)

Gross Expenses (2)(4)	1.52	%(3)	1.53%	1.70%		1.93	%(3)
Expense Waiver	0.00	%(3)	0.00%	0.00%		(0.10	)%(3)
Net Expenses (5)	1.52	%(3)	1.53%	1.70	%(6)	1.83	%(3)(6)
Total Expenses excluding line of credit related expenses(2)	1.53	%(3)	1.52%	1.70	%(6)	1.83	%(3)(6)

Portfolio Turnover Rate	0.00	%(7)	0.00%	0.00%		0.00	%(7)
Total Return (8)	(4.80	)%(7)	(4.34)%	33.46%		(3.01	)%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$—	N/A		N/A
Average borrowings outstanding during the period (000s)	$1,639		$5,497	N/A		N/A
Asset coverage, end of period per $1,000(9)	$—		$—	N/A		N/A

*	Commencement of offering of Class A units.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)	Included are other expenses of 0.23% for the period ended October 31, 2022, 0.22%, and 0.40% and the years ended April 30, 2022 and 2021, and 0.55% for the period ended April 30, 2020, respectively.
(6)

After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.57% for the year ended April 30, 2021 and 1.74% for the period ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class F1 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2022 (Unaudited)		For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		For the Year Ending April 30, 2020		Period from November 1, 2018* to April 30, 2019
Per Unit Operating Performance:
Net Asset Value, beginning of period	$12.20		$13.18	$10.05		$10.63		$10.00
Activity from investment operations:(1)
Net investment loss	(0.11)		(0.17)	(0.18)		(0.16)		(0.06)
Net realized and unrealized gain/(loss) on investments	(0.47)		(0.36)	3.53		(0.18)		0.69
Total from investment operations	(0.58)		(0.53)	3.35		(0.34)		0.63

Distributions to investors
From net investment income	0.00		(0.22)	0.00		0.00		0.00
From net realized gains	0.00		(0.23)	(0.22)		(0.24)		0.00
Total distributions to investors	0.00		(0.45)	(0.22)		(0.24)		0.00

Net Asset Value, end of period	$11.62		$12.20	$13.18		$10.05		$10.63

Net Assets, end of period (in thousands)	$103,654		$112,788	$115,863		$84,412		$60,966

Ratios/Supplemental Data:
Net investment loss(2)	(1.47	)%(3)	(1.48)%	(1.65)%		(1.80)%		(1.80	)%(3)
Net loss excluding line of credit related expenses(2)	(1.48	)%(3)	(1.47)%	(1.65)%		(1.80)%		(1.80	)%(3)

Gross Expenses (2)(4)	1.47	%(3)	1.48%	1.65%		1.97%		3.60	%(3)
Expense Waiver	0.00	%(3)	0.00%	0.00%		(0.17)%		(1.80	)%(3)
Net Expenses (5)	1.47	%(3)	1.48%	1.65	%(6)	1.80	%(6)	1.80	%(3)
Total Expenses excluding line of credit related expenses(2)	1.48	%(3)	1.47%	1.65	%(6)	1.80	%(6)	1.80	%(3)

Portfolio Turnover Rate	0.00	%(7)	0.00%	0.00%		0.00%		0.00	%(7)
Total Return (8)	(4.78	)%(7)	(4.29)%	33.53%		(3.29)%		6.30	%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$—	N/A		N/A		N/A
Average borrowings outstanding during the period (000s)	$1,639		$5,497	N/A		N/A		N/A
Asset coverage, end of period per $1,000(9)	$—		$—	N/A		N/A		N/A

*	Commencement of operations.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)

Included are other expenses of 0.23% for the period ended October 31, 2022, 0.22%, 0.40%, and 0.55% for the years ended April 30, 2022, 2021, and 2020, and 0.55% for the period ended April 30, 2019, respectively.

(6)

After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.52% for the year ended April 30, 2021 and 1.71% for the year ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class F2 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2022 (Unaudited)		For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		For the Year Ending April 30, 2020		Period from November 1, 2018* to April 30, 2019
Per Unit Operating Performance:
Net Asset Value, beginning of period	$12.50		$13.41	$10.16		$10.67		$10.00
Activity from investment operations:(1)
Net investment loss	(0.08)		(0.09)	(0.13)		(0.10)		(0.03)
Net realized and unrealized gain/(loss) on investments	(0.48)		(0.36)	3.60		(0.17)		0.70
Total from investment operations	(0.56)		(0.45)	3.47		(0.27)		0.67

Distributions to investors
From net investment income	0.00		(0.23)	0.00		0.00		0.00
From net realized gains	0.00		(0.23)	(0.22)		(0.24)		0.00
Total distributions to investors	0.00		(0.46)	(0.22)		(0.24)		0.00

Net Asset Value, end of period	$11.95		$12.50	$13.41		$10.16		$10.67

Net Assets, end of period (in thousands)	$27,097		$30,499	$31,507		$25,472		$15,951

Ratios/Supplemental Data:
Net investment loss(2)	(0.77	)%(3)	(0.78)%	(0.95)%		(1.10)%		(1.10	)%(3)
Net loss excluding line of credit related expenses(2)	(0.78	)%(3)	(0.77)%	(0.95)%		(1.10)%		(1.10	)%(3)

Gross Expenses (2)(4)	0.77	%(3)	0.78%	0.95%		1.27%		2.90	%(3)
Expense Waiver	0.00	%(3)	0.00%	0.00%		(0.17)%		(1.80	)%(3)
Net Expenses (5)	0.77	%(3)	0.78%	0.95	%(6)	1.10	%(6)	1.10	%(3)
Total Expenses excluding line of credit related expenses(2)	0.78	%(3)	0.77%	0.95	%(6)	1.10	%(6)	1.10	%(3)

Portfolio Turnover Rate	0.00	%(7)	0.00%	0.00%		0.00%		0.00	%(7)
Total Return (8)	(4.44	)%(7)	(3.62)%	34.46%		(2.61)%		6.67	%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$—	N/A		N/A		N/A
Average borrowings outstanding during the period (000s)	$1,639		$5,497	N/A		N/A		N/A
Asset coverage, end of period per $1,000(9)	$—		$—	N/A		N/A		N/A

*	Commencement of operations.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)

Included are other expenses of 0.23% for the period ended October 31, 2022, 0.22%, 0.40%, and 0.55% for the years ended April 30, 2022, 2021 and 2020, and 0.55% for the period ended April 30, 2019, respectively.

(6)

After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021 and 1.01% for the year ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Financial Highlights - Class I Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.

	For the Period Ended October 30, 2022 (Unaudited)		For the Year Ending April 30, 2022	For the Year Ending April 30, 2021		Period from July 1, 2019* to April 30, 2020
Per Unit Operating Performance:
Net Asset Value, beginning of period	$23.49		$25.20	$19.09		$20.00
Activity from investment operations:(1)
Net investment loss	(0.07)		(0.09)	(0.06)		(0.09)
Net realized and unrealized gain/(loss) on investments	(0.97)		(0.76)	6.58		(0.37)
Total from investment operations	(1.04)		(0.85)	6.52		(0.46)

Distributions to investors
From net investment income	0.00		(0.42)	0.00		0.00
From net realized gains	0.00		(0.44)	(0.41)		(0.45)
Total distributions to investors	0.00		(0.86)	(0.41)		(0.45)

Net Asset Value, end of period	$22.45		$23.49	$25.20		$19.09

Net Assets, end of period (in thousands)	$298,605		$293,732	$174,274		$35,731

Ratios/Supplemental Data:
Net investment loss(2)	(0.77	)%(3)	(0.78)%	(0.95)%		(1.08	)%(3)
Net loss excluding line of credit related expenses(2)	(0.78	)%(3)	(0.77)%	(0.95)%		(1.08	)%(3)

Gross Expenses (2)(4)	0.77	%(3)	0.78%	0.95%		1.18	%(3)
Expense Waiver	0.00	%(3)	0.00%	0.00%		(0.10	)%(3)
Net Expenses (5)	0.77	%(3)	0.78%	0.95	%(6)	1.08	%(3)(6)
Total Expenses excluding line of credit related expenses(2)	0.78	%(3)	0.77%	0.95	%(6)	1.08	%(3)(6)

Portfolio Turnover Rate	0.00	%(7)	0.00%	0.00%		0.00	%(7)
Total Return (8)	(4.44	)%(7)	(3.62)%	34.46%		(2.40	)%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	$—		$—	N/A		N/A
Average borrowings outstanding during the period (000s)	$1,639		$5,497	N/A		N/A
Asset coverage, end of period per $1,000(9)	$—		$—	N/A		N/A

*	Commencement of offering of Class I units.
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(3)	Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.
(4)	Represents the ratio of expenses to average net assets absent fee waivers.
(5)	Included are other expenses of 0.23% for the period ended October 31, 2022, 0.22%, and 0.40% for the years ended April 30, 2022 and 2021, and 0.55% for the period ended April 30, 2020, respectively.
(6)

After repayment of expenses previously waived by the Adviser. Had the Fund not made such repayment, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021 and 0.99% for the period ended April 30, 2020.

(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(9)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying notes to financial statements.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited)
October 31, 2022

1. ORGANIZATION

CPG Focused Access Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on June 4, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 1, 2018. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek attractive, long-term, risk-adjusted returns. The Fund seeks to achieve its investment objective principally by allocating the Fund’s assets among a concentrated, select group of third-party alternative asset managers and the unregistered investment vehicles they operate (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund.

The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents.

The Fund currently offers four classes of units of limited liability company interest (“Units”), Class F1 Units, Class F2 Units, Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Distribution and Servicing Fees (as defined below). Class F1 Units and Class F2 Units were available for purchase as of November 1, 2018, and Class A Units and Class I Units were available for purchase as of July 1, 2019. Each class of Units may be purchased as of the first business day of each calendar month based upon its respective then-current net asset value (“NAV”) per Unit, except that Class F1 and Class F2 are closed to new investors as investor subscriptions have surpassed $100 million, and will be offered only to existing Class F1 and Class F2 Investors, as applicable. Class A and Class F1 investors may be charged a Placement Fee up to a maximum of 3.0% on the amount they invest in the Fund. No placement fee will be charged on purchases of Class I Units and Class F2 Units.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund has adopted a tax year end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ending April 30, 2023, but after the Tax Year ended September 30, 2022, will be reflected in the financial statement footnotes for the fiscal year ending April 30, 2024.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The 2021 and 2022 remains subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Due from broker: Due from broker includes cash balances held with the broker and receivables from certain Investment Funds annual distributions. There are no restrictions on the due from broker held by the Fund. At October 31, 2022, due from broker totaled $167.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the prorata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Fund. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Dividends and Distributions to Investors: Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its investors on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/ tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per Unit of the Fund.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Multiple Classes of Units: All investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Distribution and Servicing Fees, are allocated directly to that class. The expense reimbursement is prorated by the number of months since the respective class commenced operations.

3. PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including Management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies established by the Board. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

3. PORTFOLIO VALUATION (Continued)

underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $1,068,138,731, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of October 31, 2022, as investments in Investment Funds valued at net asset value, as a “practical expedient”, that are not required to be included in the fair value hierarchy.

The following is a summary of certain investment strategies employed by the Investment Funds as of October 31, 2022. They are summaries only and do not purport to be complete. Not all Investment Funds employ these strategies and some may use other investment strategies other than those described below.

Equity Hedged. Equity hedged, or equity long/short, strategies involve taking simultaneous long and short positions in different equity securities in an attempt to profit from directional movements in the securities. Investment Fund managers that employ these strategies need not create portfolios that emphasize purchases of either long or short securities—rather, Investment Fund managers will manage market exposure by shifting the allocation between long and short investments over time depending on stock selection opportunities and the Investment Fund manager’s analysis of and outlook for the equity markets. Investment Fund managers often focus on a particular geographic region, industry sector, market capitalization or investment style to achieve their goal of generating long-term capital appreciation through individual stock selection. Investment Fund managers may invest in the securities of companies without regard to market capitalization.

Relative Value Strategies. Relative value strategies include a range of different investment strategies that involve the simultaneous purchase and sale of related securities or instruments to exploit pricing differentials and other opportunities in various asset classes, geographies and time horizons. Generally, relative value Investment Fund managers buy a position in one instrument and sell an equivalent amount of another instrument with the expectation that the prices of the two instruments not only are historically related, but also that they have deviated from their historical trading patterns. The Investment Funds may use the following relative values strategies: equity market neutral statistical arbitrage, fixed income arbitrage, convertible arbitrage, relative value credit and mortgage and asset-backed securities.

Event-Driven Strategies. Event-driven strategies involve investments in companies engaged in business combinations, corporate reorganizations or structural transformations. Investment Fund managers that employ these strategies seek to capture the spread between current market prices and the value of financial instruments upon the successful completion of company- or transaction-specific events that alter a company’s financial structure or operating strategy, such as mergers, acquisitions, takeovers, spin-offs, leveraged buyouts, exchange or tender offers, restructurings, reorganizations, recapitalizations, share buybacks, bankruptcies and liquidations.

Activist Strategies: Investment Fund managers also may take an “activist” approach to such strategies, either hostile or friendly in nature, and seek to create a catalyst for or influence the outcome of an event. Activist strategies seek to accumulate concentrated positions in order to exert influence on underlying company management with the objective of increasing shareholder value. Activist strategies are broadly defined as either operational or financial, depending on the intention and expertise of the Investment Fund manager.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

3. PORTFOLIO VALUATION (Continued)

Trading Strategies. Trading strategies generally are more top-down in nature and are often driven by views derived from monetary policy, fiscal dynamics and macroeconomic research. These strategies typically utilize financial instruments, such as foreign exchange, equities, interest rates, sovereign debt, currencies and commodities to express an Investment Fund manager’s view. Successfully implementing these strategies generally requires well-developed risk management procedures, as Investment Fund managers often employ significant leverage and derivative strategies. In executing different approaches and attempting to identify opportunities that may exist within the markets, Investment Fund managers may use either fundamental or quantitative models or a combination of both. Investment Fund managers may trade in diversified markets or focus on one market sector.

Systematic Trading: Investment Fund managers that employ this strategy generally trade listed financial and commodity futures and interbank currency markets around the world. Systematic Investment Fund managers tend to utilize sophisticated, computer-driven, mathematical models and trading systems to analyze price and market data to identify trading opportunities and trends across a broad range of financial and commodity markets. These trading models and systems may be focused on technical or fundamental factors, or a combination of factors.

4. RELATED PARTY TRANSACTIONS AND OTHER

As of October 31 2022, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly advisory fee (the “Management Fee”) at the annual rate of 0.55% of the Fund’s net asset value. “Net asset value” means the total value of all assets of the Fund as of the end of the month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees and expenses of the Fund. The Management Fee will be prorated for any period of less than a month based on the number of days in such period. During the period ended October 31, 2022, the Adviser earned $2,902,672 of Management Fees which is included in the Statement of Operations, of which $1,440,232 was payable by the Fund as of October 31, 2022 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a one-year term beginning on the November 1, 2018 and ending on the one year anniversary thereof to limit the amount of “Specified Expenses” (as defined below) borne by the Fund to an amount not to exceed 0.55% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses were all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) fees, expenses or allocations of, and any similar charge or cost associated with, the Investment Funds, (iii) brokerage costs, (iv) interest payments, (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) taxes; (vii) extraordinary expenses (as determined in the sole discretion of the Adviser); and (viii) any authorized distribution or servicing fee paid with respect to certain classes of Units, including any fees under the Fund’s Rule 12b-1 plan. To the extent that Specified Expenses for a month exceeded the Expense Cap, the Adviser reimbursed the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. In addition, to the extent the Fund’s organizational expenses and expenses relating to the offering and sale of Units exceeded $1 million, the excess amount over $1 million would be borne by the Adviser. The Adviser has recouped all recoverable expenses.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data, technology and software providers; research expenses; costs of insurance; registration expenses; certain offering costs associated with the Fund’s continuing offering of Units

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

4. RELATED PARTY TRANSACTIONS AND OTHER (Continued)

(any offering costs that are primarily intended to result in the sale of Units may only be paid through the Fund’s Rule 12b-1 plan); expenses of meetings of investors; directors’ and officer fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All Independent Directors are reimbursed for their reasonable out-of-pocket expenses. The total amount expensed by the Fund related to Independent Directors for the period ended October 31, 2022 was $57,000 which is included in Directors’ and Officer fees in the Statement of Operations, of which $1,000 was included in Prepaid Directors’ and Officer fees in the Statement of Assets and Liabilities as of October 31, 2022.

During the period ended October 31, 2022, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $32,500 which is included in Directors’ and Officer fees in the Statement of Operations, $38,718 of which was payable as of October 31, 2022 and is included in Directors’ and Officer fees in the Statement of Assets and Liabilities.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributors, L.P.

5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended October 31, 2022, the total administration fees were $330,126 which is included as accounting and administration fees in the Statement of Operations, of which $53,521 was payable and is included as accounting and administration fees payable in the Statement of Assets and Liabilities as of October 31, 2022.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

Delaware Distributors, L.P. (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement with DDLP, the Placement Agent is authorized to pay sub-placement agents for the provision of distribution services within the meaning of Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units and Class F1 Units. The Fund pays the Placement Agent a monthly fee out of the net assets of Class A Units and Class F1 Units (the “Distribution and Servicing Fee”) at the annual rate of 0.75% and 0.70% of the NAV of Class A Units and Class F1 Units, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units or Class F1 Units). The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Units or Class F1 Units are subject to the Distribution and Servicing Fee as long as they hold their Class A Units or Class F1 Units, respectively. Payment of the Distribution and Servicing Fee is governed by the Fund’s 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units and Class F1 Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units and Class F2 Units are not subject to a Distribution and Servicing Fee. For the period ended October 31, 2022, the total Distribution and Servicing Fee was $2,346,209 and $371,811, respectively, for Class A and Class FI units, of which $902,494 was payable as of October 31, 2022 and is included in Distribution and Servicing fees payable on the Statement of Assets and Liabilities.

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

6. INVESTMENTS

For the period ended October 31, 2022, total purchases of investments and total proceeds from redemptions or other dispositions of investments amounted to $63,327,300 and $10,000,000, respectfully. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of October 31, 2022.

7. REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, generally, it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to 5% to 25% of the net assets of the Fund. Each repurchase offer will generally commence approximately 95 days prior to the applicable repurchase date.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an investor at any time prior to the day immediately preceding the first anniversary of the investor’s purchase of such Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining investors.

8. INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Adviser expects the risk of loss to be remote.

9. LINE OF CREDIT

The Fund may borrow money to fund new investments pending receipt of redemption proceeds from existing Investment Funds, to satisfy repurchase requests from Investors and to otherwise provide the Fund with liquidity. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness occurs. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

On May 24, 2021, the Fund entered into a $10,000,000 revolving credit facility with Signature Bank, which was terminated on October 21, 2022 subject to the restrictions and terms of the credit facility (“Line of Credit”). For the period ended October 31, 2022, the Fund had borrowed $5,500,000 from this line of credit, repaid $5,500,000 from this line of credit, and the maximum borrowing outstanding at any time during the period was $3,000,000. For borrowing under this Line of Credit, the Fund was charged 2.00% (per annum) plus LIBOR (London Interbank Offered Rate). The commitment fee on the daily unused loan balance of the line of credit accrues at 0.80% and due to an over accrual is included in other fees in the Statement of Operations. For the period ended October 31, 2022, the average annualized interest rate charged and the average outstanding loan payable, was as follows:

Average Annualized Interest Rate	3.93%
Average Outstanding Loan Payable	$1,638,614

CPG Focused Access Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

9. LINE OF CREDIT (Continued)

On October 21, 2022, the Fund entered into a $75,000,000 revolving credit facility with Barclays Bank PLC, which will expire on October 21, 2027, subject to the restrictions and terms of the credit facility (“Line of Credit”). For borrowing under this Line of Credit, the Fund is charged 2.00% (per annum) plus SOFR (Secured Overnight Financing Rate). The commitment fee on the daily unused loan balance of the line of credit accrues at 0.75% and due to an over accrual is included in other fees in the Statement of Operations. As of October 31, 2022 the fund has not borrowed on this line of credit.

10. IMPACTS OF COVID 19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

11. SUBSEQUENT EVENTS

Subsequent events after October 31, 2022 have been evaluated through the date the Financial Statements were issued. Subscriptions into the Fund for November 1, 2022 and December 1, 2022 equaled $2,885,000, $0, $0 and $1,565,000 for Class A Units, Class F1 Units, Class F2 Units and Class I Units, and $3,161,500, $0, $200,000 and $1,391,000 for Class A Units, Class F1 Units, Class F2 Units and Class I Units, respectively.

CPG Focused Access Fund, LLC

Other Information (Unaudited)
October 31, 2022

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending July 30 and January 31. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov

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(b)	Not applicable

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Roland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics – Not applicable to semi-annual reports

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG FOCUSED ACCESS FUND, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	January 9, 2023

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	January 9, 2023

*	Print the name and title of each signing officer under his or her signature.